Document and Entity Information - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Aug. 15, 2016
Document and Entity Information:
Entity Registrant Name	CANNASYS INC
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Trading Symbol	mjtk
Entity Incorporation, Date of Incorporation	Aug. 25, 1999	Aug. 25, 1999
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.
Entity Central Index Key	0001417028
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			3,327,425
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY